Disclosure of detailed information about trade and other payables (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Trade payables	$ 411	$ 1,394
Payables on metals received from offtakes	3,710	0
Accrued interests on long-term debt	2,081	38
Other accrued liabilities	2,070	628
Sales taxes and other payables	7,038	5,378
Accounts payable and accrued liabilities	$ 15,310	$ 7,438